Equity (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Equity Abstract
Schedule of share capital

	June 30, 2026
Shareholders	Common shares	Golden shares	Total
Previ (i)	301,831,097	–	301,831,097
Mitsui&co (i)	286,347,055	–	286,347,055
Blackrock, Inc (ii)	316,463,060	–	316,463,060
Capital World Investors (iii)	227,690,911	–	227,690,911
Total shareholders with more than 5% of capital	1,132,332,123	–	1,132,332,123
Free floating	3,123,430,660	–	3,123,430,660
Golden shares (iv)	–	12	12
Total outstanding (without shares in treasury)	4,255,762,783	12	4,255,762,795
Shares in treasury	183,396,969	–	183,396,969
Total capital	4,439,159,752	12	4,439,159,764

(i) Number of shares owned by shareholders, as per statement provided by the custodian, based on shares listed at B3.

(ii) Number of shares as reported in BlackRock, Inc.’s Schedule 13G/A, filed with the SEC.

(iii) Number of shares as reported on January 8, 2026 by the shareholder itself through the Declaration of Acquisition of Relevant Shareholding sent to Vale and disclosed to the Market in the Press Release of January 12, 2026.

(iv) Number of special class preferred shares ("golden shares") held by the Brazilian Federal Government, which grants it limited veto power over certain Company resolutions, as well as the right to elect and dismiss one member to the Fiscal Council.

Schedule of cancelation of treasury shares

	Number of canceled shares	Carrying amount
Cancellation approved on March 12, 2026	99,847,816	1,388
Six-month period ended June 30, 2026	99,847,816	1,388

Schedule of share buyback program

	Total of shares repurchased		Effect on cash flows
Six-month period ended June 30,	2026	2025	2026	2025
Shares buyback program up to 120,000,000 shares (i)
Acquired by Parent Company	13,751,600	–	214	–
Shares buyback program	13,751,600	–	214	–

(i) In February 19, 2025, the Board of Directors approved the common shares buyback program, limited to a maximum of 120,000,000 common shares or their respective ADRs, with a term of 18 months.

Schedule of remuneration approved

	Approval date	Payment date	Remuneration per share (US$)	Total amount approved
Dividends related to fiscal year 2024	2/19/2025	3/14/2025	0.347	1,596
				1,596
Dividends and interest on capital (JCP) related to fiscal year 2025	11/27/2025	3/4/2026	0.440	1,879
Dividends related to fiscal year 2025	11/27/2025	1/7/2026	0.234	1,000
				2,879

Schedule of dividends reconciliation

Total
December 31, 2025	2,651
Translation adjustment	118
Payments, net of withholding taxes	(2,745)
Prescribed remuneration	(3)
June 30, 2026	21